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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number   811-21701
                                  ----------------------------------------------

                              The Destination Funds
 -------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  2001 North Main Street, Suite 270     Walnut Creek, California      94596
 -------------------------------------------------------------------------------
            (Address of principal executive offices)                (Zip code)

                              Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (925) 935-2900
                                                    ---------------------

Date of fiscal year end:        August 31, 2007
                         ---------------------------------------------

Date of reporting period:       May 31, 2007
                          --------------------------------------------


Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1.  SCHEDULE OF INVESTMENTS.

DESTINATION SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
================================================================================
  SHARES    COMMON STOCKS - 91.0%                                      VALUE
--------------------------------------------------------------------------------
            CONSUMER DISCRETIONARY - 26.5%
   1,050    Carnival Corp. ........................................  $  52,962
   1,895    DreamWorks Animation SKG, Inc. (a) ....................     56,623
     560    Gannett Co., Inc. .....................................     32,939
     640    Home Depot, Inc. (The) ................................     24,877
   1,045    International Game Technology .........................     41,998
     690    Walt Disney Co. (The) .................................     24,454
                                                                     ---------
                                                                       233,853
                                                                     ---------

            CONSUMER STAPLES - 12.1%
     320    Coca-Cola Co. (The) ...................................     16,957
     310    Costco Wholesale Corp. ................................     17,505
     665    Wal-Mart Stores, Inc. .................................     31,654
     630    Wm. Wrigley Jr. Co. ...................................     36,918
      60    Wm. Wrigley Jr. Co. - Class B .........................      3,519
                                                                     ---------
                                                                       106,553
                                                                     ---------

            FINANCIALS - 19.9%
     215    Capital One Financial Corp. ...........................     17,153
     330    Legg Mason, Inc. ......................................     33,340
   1,075    Marsh & McLennan Cos., Inc. ...........................     35,292
     235    MasterCard, Inc. - Class A ............................     35,144
     960    U.S. Bancorp ..........................................     33,197
     975    Western Union Co. .....................................     21,889
                                                                     ---------
                                                                       176,015
                                                                     ---------

            HEALTH CARE - 14.5%
     295    Baxter International, Inc. ............................     16,768
     825    Johnson & Johnson .....................................     52,198
   1,250    Pfizer, Inc. ..........................................     34,362
     375    Stryker Corp. .........................................     25,241
                                                                     ---------
                                                                       128,569
                                                                     ---------

            INDUSTRIALS - 5.9%
   1,400    General Electric Co. ..................................     52,612
                                                                     ---------

            INFORMATION TECHNOLOGY - 7.9%
     710    Automatic Data Processing, Inc. .......................     35,287
   1,130    Microsoft Corp. .......................................     34,657
                                                                     ---------
                                                                        69,944
                                                                     ---------

            TELECOMMUNICATIONS SERVICES- 4.2%
   1,350    Nokia Oyj - ADR .......................................     36,963
                                                                     ---------


            TOTAL COMMON STOCKS (Cost $701,632) ................... $  804,509
                                                                     ---------

DESTINATION SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES    SHORT TERM INVESTMENTS - 8.1%                              VALUE
--------------------------------------------------------------------------------
  38,484    AIM STIT - Prime Portfolio (The) ......................  $  38,484
  33,220    AIM STIT - Liquid Assets Portfolio (The) ..............     33,220
                                                                     ---------
            TOTAL SHORT TERM INVESTMENTS (Cost $71,704) ...........  $  71,704
                                                                     ---------

            TOTAL INVESTMENTS AT VALUE - 99.1% (Cost $773,336)       $ 876,213

            OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%                 7,558
                                                                     ---------

            TOTAL NET ASSETS - 100.0%                                $ 883,771
                                                                     =========

(a)  Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes to schedule of investments.

DESTINATION SELECT EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
================================================================================

1.    SECURITIES VALUATION

 The Destination Select Equity Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Common stocks and other equity-type securities that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.



2.    INVESTMENT TRANSACTIONS

 Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.



3.    FEDERAL INCOME TAX

 The following information is computed on a tax basis for each item as of May 31, 2007:



        Tax cost of portfolio investments           $  773,765
                                                    ==========

        Gross unrealized appreciation               $  104,052

        Gross unrealized depreciation                   (1,604)
                                                    ----------

        Net unrealized appreciation                 $  102,448
                                                    ==========


The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are either temporary or permanent in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM  2. CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM  3. EXHIBITS.


File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The Destination Funds
             -------------------------------------------------------





By (Signature and Title)*      /s/ Michael A. Yoshikami
                           -----------------------------------------
                               Michael A. Yoshikami, President


Date          July 20, 2007
      --------------------------------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By (Signature and Title)*      /s/ Michael A. Yoshikami
                           -----------------------------------------
                               Michael A. Yoshikami, President


Date          July 20, 2007
      --------------------------------------------------------------





By (Signature and Title)*      /s/ Mark J. Seger
                           -----------------------------------------
                               Mark J. Seger, Treasurer


Date          July 20, 2007
      --------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.